UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

SMART Mid Cap ETF Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 SMART Mid Cap ETF Ticker: SMCP (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SMART Mid Cap ETF (the "Fund") for the period May 11, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.smartwayetfs.com/smcp. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Mid Cap ETF	$11	0.79%
*	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$3,497
Number of Holdings	32
Total Advisory Fee	$3,252
Portfolio Turnover	56%

What did the Fund invest in?

(as of June 30, 2026)

Sector Breakdown
(% of Total Net Assets)

Materials
21.7%
Banking
17.9%
Health Care
12.8%
Industrial Services
11.6%
Tech Hardware & Semiconductors
10.7%
Oil & Gas
10.0%
Industrial Products
5.4%
Utilities
4.5%
Consumer Staple Products
2.1%
Telecommunications
1.4%
Financial Services
1.0%
Cash & Other
0.9%

Top Holdings	(% of Total Net Assets)
Kiniksa Pharmaceuticals International Plc - Class A	7.6%
Silicon Motion Technology Corp., ADR	7.4%
Cia de Minas Buenaventura SAA	6.6%
Warrior Met Coal, Inc.	6.4%
Hypera SA	5.2%
Eastern Bankshares, Inc.	5.2%
First Busey Corp.	5.0%
Aya Gold & Silver Inc.	4.9%
Customers Bancorp, Inc.	4.7%
Central Puerto SA	4.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/smcp.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SMART Small Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 SMART Small Cap ETF Ticker: SSCP (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SMART Small Cap ETF (the "Fund") for the period May 11, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at www.smartwayetfs.com/sscp. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Small Cap ETF	$11	0.79%
*	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$3,878
Number of Holdings	33
Total Advisory Fee	$3,056
Portfolio Turnover	63%

What did the Fund invest in?

(as of June 30, 2026)

Sector Breakdown
(% of Total Net Assets)

Banking
26.3%
Materials
26.2%
Industrial Services
14.4%
Financial Services
11.8%
Consumer Staple Products
5.7%
Consumer Discretionary Products
5.2%
Health Care
3.9%
Oil & Gas Services & Equipment
3.2%
Software & Services
3.1%
Cash & Other
0.2%

Top Holdings	(% of Total Net Assets)
Park Aerospace Corp.	6.9%
Northwest Pipe Co.	6.3%
Kaiser Aluminum Corp.	6.2%
Mama's Creations, Inc.	5.7%
Smith & Wesson Brands, Inc.	5.2%
Flywire Corp.	4.3%
A-Mark Precious Metals, Inc.	3.9%
Zevra Therapeutics, Inc.	3.9%
Himalaya Shipping Ltd.	3.6%
Acadian Asset Management, Inc.	3.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/sscp.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SMART Earnings Growth 30 ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 SMART Earnings Growth 30 ETF Ticker: SGRT (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SMART Earnings Growth 30 ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.smartwayetfs.com/sgrt/ You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMART Earnings Growth 30 ETF	$37	0.59%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$62,754
Number of Holdings	24
Total Advisory Fee	$112,714
Portfolio Turnover	279%

What did the Fund invest in?

(as of June 30, 2026)

Sector Breakdown
(% of Total Net Assets)

Tech Hardware & Semiconductors 55.7%
Industrial Products 18.8%
Real Estate 4.8%
Health Care 4.7%
Financial Services 4.6%
Materials 4.4%
Software & Tech Services 3.5%
Industrial Services 3.3%
Cash & Other 0.2%

Top Holdings	(% of Total Net Assets)
Vertiv Holdings Co. - Class A	12.3%
Western Digital Corp.	11.3%
Micron Technology, Inc.	7.4%
Arrow Electronics, Inc.	5.6%
Welltower, Inc. - REIT	4.8%
Ciena Corp.	4.7%
Dell Technologies, Inc. - Class C	4.7%
BrightSpring Health Services, Inc.	4.7%
Lumentum Holdings, Inc.	4.7%
Southern Copper Corp.	4.4%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/sgrt/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SMART Trend 25 ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 SMART Trend 25 ETF Ticker: STRN (NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SMART Trend 25 ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.smartwayetfs.com/strn/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMART Trend 25 ETF	$34	0.59%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$21,513
Number of Holdings	25
Total Advisory Fee	$47,180
Portfolio Turnover	233%

What did the Fund invest in?

(as of June 30, 2026)

Sector Breakdown
(% of Total Net Assets)

Tech Hardware & Semiconductors
34.0%
Industrial Products
13.5%
Media
12.4%
Health Care
7.3%
Real Estate
6.8%
Industrial Services
6.5%
Materials
5.0%
Retail & Wholesale - Discretionary
5.0%
Software & Tech Services
4.6%
Financial Services
4.4%
Cash & Other
0.5%

Top Holdings	(% of Total Net Assets)
Eli Lilly & Co.	7.3%
Vertiv Holdings Co. - Class A	6.9%
Welltower, Inc. - REIT	6.8%
Howmet Aerospace, Inc.	6.6%
Comfort Systems USA, Inc.	6.5%
Astera Labs, Inc.	5.6%
Southern Copper Corp.	5.0%
Alphabet, Inc. - Class A	5.0%
Ross Stores, Inc.	5.0%
Alphabet, Inc. - Class C	5.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.smartwayetfs.com/strn/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

June 30, 2026 (Unaudited)

Tidal Trust I

•	SMART Earnings Growth 30 ETF	| SGRT | NYSE Arca, Inc.
•	SMART Mid Cap ETF	| SMCP | NYSE Arca, Inc.
•	SMART Small Cap ETF	| SSCP | NYSE Arca, Inc.
•	SMART Trend 25 ETF	| STRN | NYSE Arca, Inc.

SMARTWAYETFs

SMART Earnings Growth 30 ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Financial Services - 4.6%
Evercore, Inc. - Class A	1,793	$612,202
StoneX Group, Inc.(a)	19,023	2,254,225
		2,866,427

Health Care - 4.7%
BrightSpring Health Services, Inc.(a)	42,063	2,933,473

Industrial Products - 18.8%
Advanced Energy Industries, Inc.	5,516	2,056,751
Modine Manufacturing Co.(a)	7,702	2,056,588
Vertiv Holdings Co. - Class A	23,040	7,714,253
		11,827,592

Industrial Services - 3.3%
Argan, Inc.	1,078	860,837
MasTec, Inc.(a)	2,969	1,235,282
		2,096,119

Materials - 4.4%
Southern Copper Corp.	15,985	2,785,630

Real Estate - 4.8%
Welltower, Inc. - REIT	13,307	3,020,290

Software & Tech Services - 3.5%
Datadog, Inc. - Class A(a)	8,378	2,181,296

Tech Hardware & Semiconductors - 55.7%(b)
Advanced Micro Devices, Inc.(a)	3,705	2,152,272
Analog Devices, Inc.	2,240	889,661
Arrow Electronics, Inc.(a)	16,601	3,542,819
Astera Labs, Inc.(a)	3,933	1,899,718
Ciena Corp.(a)	6,051	2,968,379
Dell Technologies, Inc. - Class C	6,866	2,962,404
FormFactor, Inc.(a)	13,503	2,159,535
Lattice Semiconductor Corp.(a)	10,602	1,621,682
Lumentum Holdings, Inc.(a)	3,406	2,922,552
Micron Technology, Inc.	4,018	4,637,937
Teradyne, Inc.	4,282	2,071,803
Western Digital Corp.	11,117	7,100,650
		34,929,412

TOTAL COMMON STOCKS (Cost $55,263,212)		62,640,239

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	141,669	$141,669

TOTAL SHORT-TERM INVESTMENTS (Cost $141,669)		141,669

TOTAL INVESTMENTS - 100.0% (Cost $55,404,881)		$62,781,908
Liabilities in Excess of Other Assets - 0.0%(d)		(28,139)
TOTAL NET ASSETS - 100.0%		$62,753,769

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

SMART Mid Cap ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Banking - 17.9%
Banco Macro SA(a)	1,137	$105,275
Customers Bancorp, Inc.(a)	2,071	163,816
Eastern Bankshares, Inc.	8,132	180,856
First Busey Corp.	5,919	174,610
		624,557

Consumer Staple Products - 2.1%
Darling Ingredients, Inc.(a)	1,340	73,191

Financial Services - 1.0%
Sprott, Inc.	310	34,829

Health Care - 12.8%
Hypera SA(a)	44,578	183,327
Kiniksa Pharmaceuticals International Plc - Class A(a)	4,135	264,433
		447,760

Industrial Products - 5.4%
AAON, Inc.	545	69,139
Cognex Corp.	1,044	75,606
Hexcel Corp.	435	43,526
		188,271

Industrial Services - 11.6%
DHT Holdings, Inc.	4,276	70,682
Frontline PLC	1,762	61,300
International Seaways, Inc.	1,275	97,652
Okeanis Eco Tankers Corp.(b)	1,766	88,512
Scorpio Tankers, Inc.	1,290	89,346
		407,492

Materials - 21.7%
Aris Mining Corp.(a)	2,228	33,219
Aya Gold & Silver Inc.(a)	9,108	172,505
Cia de Minas Buenaventura SAA	7,862	230,278
Commercial Metals Co.	985	61,809
First Majestic Silver Corp.	2,104	35,684
Warrior Met Coal, Inc.	2,773	225,057
		758,552

Oil & Gas - 10.0%
BKV Corp.(a)	2,782	76,115
CMB Tech NV(a)	6,879	96,237
Golar LNG Ltd.	1,971	98,235

The accompanying notes are an integral part of these financial statements.

Solaris Energy Infrastructure, Inc. - Class A	998	80,299
		350,886

Tech Hardware & Semiconductors - 10.7%
Arrow Electronics, Inc.(a)	169	36,066
Silicon Motion Technology Corp., ADR	772	257,331
Vicor Corp.(a)	210	79,754
		373,151

Telecommunications - 1.4%
Array Digital Infrastructure, Inc.	1,315	47,682

Utilities - 4.5%
Central Puerto SA(a)	10,693	158,898

TOTAL COMMON STOCKS (Cost $3,470,740)		3,465,269

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	34,118	34,118

TOTAL SHORT-TERM INVESTMENTS (Cost $34,118)		34,118

TOTAL INVESTMENTS - 100.1% (Cost $3,504,858)		$3,499,387
Liabilities in Excess of Other Assets - (0.1)%		(2,100)
TOTAL NET ASSETS - 100.0%		$3,497,287

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $88,512 or 2.5% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

SMART Small Cap ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 26.3%(b)
ACNB Corp.(a)	1,329	$78,916
Capitol Federal Financial, Inc.	9,167	78,011
Carter Bankshares, Inc.	2,509	85,331
CNB Financial Corp.	2,321	78,241
ConnectOne Bancorp, Inc.	2,301	76,946
Dime Community Bancshares, Inc.	1,902	77,316
Five Star Bancorp	1,703	82,919
Hope Bancorp, Inc.	5,751	78,674
Investar Holding Corp.	2,517	75,409
Merchants Bancorp(a)	1,505	75,250
Metropolitan Bank Holding Corp.	774	76,440
Northeast Bank(a)	587	77,795
Peapack-Gladstone Financial Corp.	1,658	78,473
		1,019,721

Consumer Discretionary Products - 5.2%
Smith & Wesson Brands, Inc.	13,392	201,416

Consumer Staple Products - 5.7%
Mama’s Creations, Inc.(a)	12,380	220,983

Financial Services - 11.8%
Acadian Asset Management, Inc.	1,890	135,173
Adamas Trust, Inc. - REIT	8,006	75,096
Encore Capital Group, Inc.(a)	889	82,935
Flywire Corp.(a)	9,429	165,667
		458,871

Health Care - 3.9%
Zevra Therapeutics, Inc.(a)	10,458	149,968

Industrial Services - 14.4%
Ardmore Shipping Corp.	6,244	87,478
Dorian LPG Ltd.	2,766	96,201
Himalaya Shipping Ltd.	10,540	140,814
Nordic American Tankers Ltd.	18,416	102,025
Pangaea Logistics Solutions Ltd.	20,177	131,151
		557,669

Materials - 26.2%(b)
A-Mark Precious Metals, Inc.	3,609	150,170
Kaiser Aluminum Corp.	1,233	241,212
Northwest Pipe Co.(a)	1,639	245,752
Park Aerospace Corp.	7,023	267,998

The accompanying notes are an integral part of these financial statements.

Vox Royalty Corp.	23,322	110,313
		1,015,445

Oil & Gas Services & Equipment - 3.2%
Ranger Energy Services, Inc.(a)	7,886	126,255

Software & Services - 3.1%
Paysign, Inc.(a)	14,784	121,081

TOTAL COMMON STOCKS (Cost $3,713,305)		3,871,409

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	6,062	6,062

TOTAL SHORT-TERM INVESTMENTS (Cost $6,062)		6,062

TOTAL INVESTMENTS - 100.0% (Cost $3,719,367)		$3,877,471
Other Assets in Excess of Liabilities - 0.0%(d)		412
TOTAL NET ASSETS - 100.0%		$3,877,883

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

SMART Trend 25 ETF

Schedule of Investments

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Financial Services - 4.4%
Morgan Stanley	4,508	$942,352

Health Care - 7.3%
Eli Lilly & Co.	1,303	1,562,857

Industrial Products - 13.5%
Howmet Aerospace, Inc.	5,316	1,429,260
Vertiv Holdings Co. - Class A	4,416	1,478,565
		2,907,825

Industrial Services - 6.5%
Comfort Systems USA, Inc.	703	1,393,311

Materials - 5.0%
Southern Copper Corp.	6,221	1,084,038

Media - 12.4%
Alphabet, Inc. - Class A	3,011	1,076,041
Alphabet, Inc. - Class C	3,025	1,068,824
AppLovin Corp. - Class A(a)	1,005	517,806
		2,662,671

Real Estate - 6.8%
Welltower, Inc. - REIT	6,466	1,467,588

Retail & Wholesale - Discretionary - 5.0%
Ross Stores, Inc.	5,053	1,075,531

Software & Tech Services - 4.6%
Datadog, Inc. - Class A(a)	3,831	997,439

Tech Hardware & Semiconductors - 34.0%(b)
Advanced Micro Devices, Inc.(a)	807	468,794
Analog Devices, Inc.	1,597	634,281
Astera Labs, Inc.(a)	2,512	1,213,346
Broadcom, Inc.	683	258,003
Coherent Corp.(a)	965	380,664
Corning, Inc.	3,461	884,043
Dell Technologies, Inc. - Class C	1,493	644,170
Lam Research Corp.	1,792	776,527
Micron Technology, Inc.	682	787,226
Monolithic Power Systems, Inc.	309	427,149
NVIDIA Corp.	1,896	379,371

The accompanying notes are an integral part of these financial statements.

Western Digital Corp.	716	457,324
		7,310,898

TOTAL COMMON STOCKS (Cost $18,624,485)		21,404,510

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(c)	116,802	116,802

TOTAL SHORT-TERM INVESTMENTS (Cost $116,802)		116,802

TOTAL INVESTMENTS - 100.0% (Cost $18,741,287)		$21,521,312
Liabilities in Excess of Other Assets - 0.0%(d)		(8,678)
TOTAL NET ASSETS - 100.0%		$21,512,634

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	SMART
	Earnings	SMART Mid	SMART Small	SMART Trend
	Growth 30 ETF	Cap ETF	Cap ETF	25 ETF
ASSETS:
Investments, at value (cost $55,404,881, $3,504,858, $3,719,367 and $18,741,287) (Note 2)	$62,781,908	$3,499,387	$3,877,471	$21,521,312
Interest receivable	608	60	25	219
Dividend tax reclaim receivable	63	43	35	–
Dividends receivable	–	–	2,438	797
Receivable for fund shares sold	–	–	519,081	679,858
Total assets	62,782,579	3,499,490	4,399,050	22,202,186

LIABILITIES:
Payable to adviser (Note 4)	28,810	2,203	2,086	9,548
Payable to custodian	–	–	519,081	680,004
Total liabilities	28,810	2,203	521,167	689,552
NET ASSETS	$62,753,769	$3,497,287	$3,877,883	$21,512,634

NET ASSETS CONSISTS OF:
Paid-in capital	$49,487,640	$3,466,135	$3,747,978	$17,803,083
Total distributable earnings/(accumulated
losses)	13,266,129	31,152	129,905	3,709,551
Total Net Assets	$62,753,769	$3,497,287	$3,877,883	$21,512,634

Net assets	$62,753,769	$3,497,287	$3,877,883	$21,512,634
Shares issued and outstanding(a)	1,675,000	140,000	150,000	750,000
Net asset value per share	$37.46	$24.98	$25.85	$28.68

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended June 30, 2026
(Unaudited)

	SMART Earnings	SMART Mid	SMART Small	SMART Trend
	Growth 30 ETF	Cap ETF(a)	Cap ETF(a)	25 ETF
INVESTMENT INCOME:
Dividend income	$108,104	$23,153	$6,509	$65,324
Interest income	9,750	73	38	3,340
Less: Dividend withholding taxes	(94)	(64)	(52)	–
Total investment income	117,760	23,162	6,495	68,664

EXPENSES:
Investment advisory fee (Note 4)	112,714	3,252	3,056	47,180
Tax expense	141	–	–	78
Total expenses	112,855	3,252	3,056	47,258
NET INVESTMENT INCOME (LOSS)	4,905	19,910	3,439	21,406

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,562,768)	(91,973)	(31,638)	(1,496,535)
In-kind redemptions	10,344,125	108,686	–	2,724,090
Net realized gain (loss)	6,781,357	16,713	(31,638)	1,227,555
Net change in unrealized appreciation (depreciation) on:
Investments	7,243,979	(5,471)	158,104	2,682,934
Net change in unrealized appreciation (depreciation)	7,243,979	(5,471)	158,104	2,682,934
Net realized and unrealized gain (loss)	14,025,336	11,242	126,466	3,910,489
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,030,241	$31,152	$129,905	$3,931,895

(a) Inception date of the Fund was May 11, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SMART Earnings Growth 30 ETF		SMART Mid Cap ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$4,905	$18,875	$19,910
Net realized gain (loss)	6,781,357	1,524,115	16,713
Net change in unrealized appreciation (depreciation)	7,243,979	133,048	(5,471)
Net increase (decrease) in net assets resulting from operations	14,030,241	1,676,038	31,152

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(30,938)	–
Total distributions to shareholders	–	(30,938)	–

CAPITAL TRANSACTIONS:
Subscriptions	61,622,150	55,136,848	4,987,897
Redemptions	(44,737,645)	(24,942,925)	(1,521,762)
Net increase (decrease) in net assets from capital transactions	16,884,505	30,193,923	3,466,135

NET INCREASE (DECREASE) IN NET ASSETS	30,914,746	31,839,023	3,497,287

NET ASSETS:
Beginning of the period	31,839,023	–	–
End of the period	$62,753,769	$31,839,023	$3,497,287

SHARES TRANSACTIONS
Subscriptions	1,800,000	2,300,000	200,000
Redemptions	(1,400,000)	(1,025,000)	(60,000)
Total increase (decrease) in shares outstanding	400,000	1,275,000	140,000

(a)	Inception date of the Fund was August 19, 2025.

(b)	Inception date of the Fund was May 11, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SMART Small Cap ETF		SMART Trend 25 ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,439	$21,406	$2,444
Net realized gain (loss)	(31,638)	1,227,555	(32,947)
Net change in unrealized appreciation (depreciation)	158,104	2,682,934	97,091
Net increase (decrease) in net assets resulting from operations	129,905	3,931,895	66,588

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	–	(19,295)
Total distributions to shareholders	–	–	(19,295)

CAPITAL TRANSACTIONS:
Subscriptions	3,747,978	17,122,088	23,612,800
Redemptions	–	(9,990,402)	(13,211,062)
ETF transaction fees (Note 8)	–	22	–
Net increase (decrease) in net assets from capital transactions	3,747,978	7,131,708	10,401,738

NET INCREASE (DECREASE) IN NET ASSETS	3,877,883	11,063,603	10,449,031

NET ASSETS:
Beginning of the period	–	10,449,031	–
End of the period	$3,877,883	$21,512,634	$10,449,031

SHARES TRANSACTIONS
Subscriptions	150,000	675,000	1,100,000
Redemptions	–	(400,000)	(625,000)
Total increase (decrease) in shares outstanding	150,000	275,000	475,000

(a)	Inception date of the Fund was May 11, 2026.

(b)	Inception date of the Fund was August 19, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	SMART Earnings Growth 30 ETF
	Period Ended June 30, 2026	Period Ended December 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.97	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00(c)	0.03
Net realized and unrealized gain (loss) on investments(d)	12.49	4.98
Total from investment operations	12.49	5.01

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.04)
Total distributions	–	(0.04)

Net asset value, end of period	$37.46	$24.97
TOTAL RETURN(e)	50.03%	25.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$62,754	$31,839
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of tax expense to average net assets(f)	0.00%(g)	–%
Ratio of net investment income to average net assets(f)	0.03%	0.35%
Portfolio turnover rate(e)(h)	279%	175%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

SMART Mid Cap ETF
Period Ended June 30,
2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$24.86

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.16
Net realized and unrealized gain (loss) on investments(c)	(0.04)
Total from investment operations	0.12

Net asset value, end of period	$24.98
TOTAL RETURN(d)	0.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,497
Ratio of expenses to average net assets(e)	0.79%
Ratio of net investment income to average net assets(e)	4.84%
Portfolio turnover rate(d)(f)	56%

(a)	Inception date of the Fund was May 11, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

SMART Small Cap ETF
Period Ended June 30,
2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$24.85

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss) on investments(c)	0.97
Total from investment operations	1.00

Net asset value, end of period	$25.85
TOTAL RETURN(d)	4.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,878
Ratio of expenses to average net assets(e)	0.79%
Ratio of net investment income to average net assets(e)	0.89%
Portfolio turnover rate(d)(f)	63%

(a)	Inception date of the Fund was May 11, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	SMART Trend 25 ETF
	Period Ended June 30,
	2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.00	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03	0.01
Net realized and unrealized gain (loss) on investments(c)	6.65	2.03
Total from investment operations	6.68	2.04

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.04)
Total distributions	–	(0.04)

ETF transaction fees per share	0.00(d)	–
Net asset value, end of period	$28.68	$22.00
TOTAL RETURN(e)	30.39%	10.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,513	$10,449
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of tax expense to average net assets(f)	0.00%(g)	–%
Ratio of net investment income to average net assets(f)	0.27%	0.08%
Portfolio turnover rate(e)(h)	233%	183%

(a)	Inception date of the Fund was August 19, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The SMART Earnings Growth 30 ETF (the “SGRT ETF”), the SMART Mid Cap ETF (the “SMCP ETF”), the SMART Small Cap ETF (the “SSCP ETF”) and the SMART Trend 25 ETF (the “STRN ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and SMART Wealth, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The SGRT ETF and the STRN ETF commenced operations on August 19, 2025. The SMCP ETF and the SSCP ETF commenced operations on May 11, 2026.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

June 30, 2026 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:

SGRT ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,640,239	$–	$–	$62,640,239
Money Market Funds	141,669	–	–	141,669
Total Investments	$62,781,908	$–	$–	$62,781,908

SMCP ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,465,269	$–	$–	$3,465,269
Money Market Funds	34,118	–	–	34,118
Total Investments	$3,499,387	$–	$–	$3,499,387

Notes to Financial Statements

June 30, 2026 (Unaudited)

SSCP ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,871,409	$–	$–	$3,871,409
Money Market Funds	6,062	–	–	6,062
Total Investments	$3,877,471	$–	$–	$3,877,471

STRN ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,404,510	$–	$–	$21,404,510
Money Market Funds	116,802	–	–	116,802
Total Investments	$21,521,312	$–	$–	$21,521,312

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange-Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements

June 30, 2026 (Unaudited)

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above each Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. As a result, the Funds could be adversely affected and be unable to implement their investment strategies in the event of an unscheduled closing.

Semiconductor Industry Risk (SGRT ETF Only). The semiconductor industry is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. As of June 30, 2026, 24.6% of the Fund’s net assets were invested in the semiconductor industry.

Financial Services Sector Risk (STRN ETF Only). The Fund has emphasized its investments in the financial services sector. Companies in the financial services sector are often subject to risks tied to the global financial markets, which have experienced very difficult conditions and volatility as well as significant adverse trends. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The conditions in these markets have resulted in a decrease in availability of corporate credit, capital and liquidity and have led indirectly to the insolvency, closure or acquisition of a number of financial institutions.

Focused Portfolio Risk (SGRT ETF and STRN ETF Only). The Funds will hold relatively focused portfolios that may contain exposure to the securities of fewer issuers than the portfolios of other ETFs. Holding relatively focused portfolios may increase the risk that the value of the Funds could go down because of the poor performance of one or a few investments.

Growth Investing Risk (SGRT ETF Only). Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Market Capitalization Risk.

●	Large-Capitalization Investing. (SGRT ETF and STRN ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. (SMCP ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing Risk (SSCP ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller capitalization companies than for larger, more established companies.

Limited Sub-Adviser Experience Risk. The Sub-Adviser has limited experience with managing exchange-traded funds, which may limit the Sub-Adviser’s effectiveness.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. The Funds’ NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Funds’ portfolios that would have been excluded or included had the Models and Data been correct and complete. Additionally, technology risk arises from the use of computer models and algorithms; any technical failures, coding errors, or cybersecurity breaches could disrupt the Funds’ trading activities, potentially leading to significant financial losses and compromised data integrity.

Momentum Investing Risk (SMCP ETF Only). Momentum stocks can be volatile for several reasons. Since those companies or securities are selected based largely on recent price performance, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of momentum stocks are based largely on projections that recent trends in the issuer’s stock price will continue. If those trends fail to continue or reverse, the stock price may fall dramatically.

Newer Fund Risk. The Funds are recently organized management investment companies with limited operating histories. As a result, prospective investors do not have extensive track records or histories on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain economically viable sizes.

Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held more diversified portfolios.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Operational Risk. The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds rely on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Funds’ ability to meet their investment objectives. Although the Funds, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
SMART Earnings Growth 30 ETF	0.59%
SMART Mid Cap ETF	0.79%
SMART Small Cap ETF	0.79%
SMART Trend 25 ETF	0.59%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended June 30, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

June 30, 2026 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation for all or a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser all or a portion of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

June 30, 2026 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
SMART Earnings Growth 30 ETF	$108,721,656	$109,405,814
SMART Mid Cap ETF	1,784,190	1,873,817
SMART Small Cap ETF	2,173,934	2,163,005
SMART Trend 25 ETF	37,045,730	37,607,601

For the period ended June 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
SMART Earnings Growth 30 ETF	$61,288,868	$43,822,451
SMART Mid Cap ETF	4,966,252	1,422,597
SMART Small Cap ETF	3,736,948	-
SMART Trend 25 ETF	16,889,851	9,285,760

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2026 (estimated) and the most recent fiscal period ended December 31, 2025 were as follows:

		December 31,
Distributions paid from:	June 30, 2026	2025
SGRT ETF
Ordinary Income	$–	$30,938
SMCP ETF
Ordinary Income	$–	N/A
SSCP ETF
Ordinary Income	$–	N/A
STRN ETF
Ordinary Income	$–	$19,295

As of the most recent fiscal year ended December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis for the applicable Funds were as follows:

	SGRT ETF	STRN ETF
Cost of investments(a)	$31,918,221	$10,442,377

Notes to Financial Statements

June 30, 2026 (Unaudited)

	SGRT ETF	STRN ETF

Gross tax unrealized appreciation	449,035	202,580
Gross tax unrealized depreciation	(534,613)	(189,869)
Net tax unrealized appreciation (depreciation)	(85,578)	12,711
Undistributed ordinary income (loss)	–	–
Undistributed long-term capital gain (loss)	–	–
Other accumulated gain (loss)	(678,534)	(235,055)
Total distributable earnings/(accumulated losses)	$(764,112)	$(222,344)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended December 31, 2025, the STRN ETF and SGRT ETF deferred post-October losses of $235,055 and $678,534, respectively. The STRN ETF and SGRT ETF had no late-year losses.

As of December 31, 2025, the STRN ETF and SGRT ETF had no long-term or short-term capital loss carryovers. The SSCP ETF and SMCP ETF were not operational as of December 31, 2025.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

June 30, 2026 (Unaudited)

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 2, 2026 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SMART Small Cap ETF and the SMART Mid Cap ETF (each, a “Fund,” and collectively, the “Funds”), proposed series of the Trust, and Tidal Investments LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s personnel that will be involved in the day-to-day activities of the Funds, including Qiao Duan and Andy Hicks, who will serve as a portfolio manager to the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by each Fund.

The Board also considered other services to be provided to the Funds by the Adviser, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of SMART Wealth, LLC (“SMART Wealth” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Adviser would be responsible for trade execution for each Fund and the Funds’ Sub-Adviser would be responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each of the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because the portfolio decision-making for each Fund would be performed by the Sub-Adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which each Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund, subject to the Sub-Adviser’s contractual agreement to assume a portion of such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board considered comparative information provided by the Adviser utilizing a peer group selection process managed by the Adviser based on select criteria and the characteristics of each Fund.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with each Fund, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser has adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit each of the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

At the meeting held on April 2, 2026, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, proposed to be entered into between the Adviser and SMART Wealth. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of David Brooks Sr., who will serve as a portfolio manager for each Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser manages other separately-managed accounts that utilize a strategy similar to the strategy that is to be employed by each Fund.

The Board also considered other services provided to each Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for each Fund’s portfolio investment decisions, subject to the oversight of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing each Fund and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of each Fund’s proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser for each Fund. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.

4.	Extent of Economies of Scale as each Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to each Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 1, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 1, 2026

* Print the name and title of each signing officer under his or her signature.